Long-term debt (Schedule of detailed information about borrowings) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance		$ 1,287.5
Repayments		0.0	$ (143.0)
Transaction costs		(15.1)	(12.2)
Borrowings, ending balance	$ 1,107.5	1,107.5	1,287.5
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance		1,190.6	1,188.1
Repurchases		(82.6)
Write-down of unamortized transaction costs		0.6
Accretion of transaction costs and premiums		2.5	2.5
Borrowings, ending balance	1,111.1	1,111.1	1,190.6
Senior secured revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance		96.9	(4.0)
Proceeds from drawdown, net of repayments			100.0
Repayments		(100.0)
Accretion of transaction costs and premiums		2.0	1.6
Transaction costs	(2.4)	(2.5)	(0.7)
Borrowings, ending balance	$ (3.6)	$ (3.6)	$ 96.9